Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary share, shares authorized	80,000,000	80,000,000
Ordinary share, shares issued	31,904,468	31,904,468
Ordinary share, shares outstanding	31,904,468	31,904,468
Treasury shares	232,098	232,098
Preferred share, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Preferred share, shares authorized	20,000,000	20,000,000
Preferred share, shares issued
Preferred share, shares outstanding